Stock Incentive Plan (Details) - Schedule of stock options outstanding - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of stock options outstanding [Abstract]
Outstanding, Beginning balance	499,238	57,535
Authorized		1,200,000
Options granted	(32,000)	(1,134,542)
RSUs granted	(362,652)
Awards forfeited or cancelled	28,855	376,245
Outstanding Ending balance	133,441	499,238